SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA • ASIA PACIFIC • EUROPE

August 22, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	California Money Fund and New York Money Fund, each a series of BlackRock Liquidity Funds Securities Act File No. 2-47015 Investment Company File No. 811-02354

Ladies and Gentlemen:

On behalf of BlackRock Liquidity Funds (the “Registrant”), attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Supplement to the Cash Plus Shares Prospectus of California Money Fund and New York Money Fund (the “Funds”), dated February 28, 2018, as filed pursuant to Rule 497(e) under the Securities Act of 1933 on August 1, 2018 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Funds.

Any questions or comments on the 497 Filing should be directed to the undersigned at (212) 839-5511.

Very truly yours,

/s/ Douglas E. McCormack
Douglas E. McCormack

Enclosures

cc:	Benjamin Archibald, Esq. Tricia Meyer

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.